Intangible Assets, Net - Schedule of Other Components of Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period	$ 14,678,640
Amortization	2,643,326	$ 134,296
Balance at the end of period	13,720,540	$ 697,079	$ 14,678,640
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period	5,590,077
Balance at the end of period	3,941,301		5,590,077
Other intangible assets [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period	7,838,879		7,242,070
Additions	1,004,273		590,185
Effects of foreign exchange	(20,900)		6,624
Balance at the end of period	8,822,252		7,838,879
Other intangible assets [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period	(2,248,802)		(1,966,358)
Amortization	(2,643,326)		(280,996)
Effects of foreign exchange	11,177		(1,448)
Balance at the end of period	(4,880,951)		(2,248,802)
Rights of way [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period	2,132,431
Balance at the end of period	$ 2,086,422		$ 2,132,431
Useful lives	23 years	23 years	23 years
Rights of way [member] | Other intangible assets [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period	$ 2,311,743		$ 2,311,743
Additions	40,323
Balance at the end of period	2,352,066		2,311,743
Rights of way [member] | Other intangible assets [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period	(179,312)		(179,312)
Amortization	(86,332)
Balance at the end of period	(265,644)		(179,312)
Licencse [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period	2,185,110
Balance at the end of period	$ 343,193		$ 2,185,110
Useful lives	1 to 3 years	1 to 3 years	1 to 3 years
Licencse [member] | Other intangible assets [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period	$ 3,586,553		$ 2,990,011
Additions	638,479		589,918
Effects of foreign exchange	(10,397)		6,624
Balance at the end of period	4,214,635		3,586,553
Licencse [member] | Other intangible assets [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period	(1,401,443)		(1,150,473)
Amortization	(2,480,760)		(250,970)
Effects of foreign exchange	10,761
Balance at the end of period	(3,871,442)		(1,401,443)
Exploration expenses, evaluation of assets and concessoins [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period	1,272,536
Balance at the end of period	$ 1,511,686		$ 1,272,536
Useful lives	Up to 36 years	Up to 36 years	Up to 36 years
Exploration expenses, evaluation of assets and concessoins [member] | Other intangible assets [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period	$ 1,940,583		$ 1,940,316
Additions	325,471		267
Effects of foreign exchange	(10,503)
Balance at the end of period	2,255,551		1,940,583
Exploration expenses, evaluation of assets and concessoins [member] | Other intangible assets [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period	(668,047)		(636,573)
Amortization	(76,234)		(30,026)
Effects of foreign exchange	416		(1,448)
Balance at the end of period	$ (743,865)		$ (668,047)